Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Gold & Precious Metals Fund and DWS Technology Fund (collectively, the “Funds”), each a series of DWS Securities Trust (Reg. Nos. 002-36238, 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 107 to the Funds’ Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on February 28, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3011.

Sincerely yours,

                    /s/James M. Wall
James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray